Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practice
In accordance with Item 402(x) of Regulation S-K under the Securities Act of 1933, as amended, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public information (“MNPI”). The compensation committee and the Board do not have a practice or policy of granting equity awards in anticipation of the release of MNPI and, in any event, we do not time, and do not plan to time, the release of MNPI in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
During fiscal 2024, no options were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed MNPI.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee and the Board do not have a practice or policy of granting equity awards in anticipation of the release of MNPI and, in any event, we do not time, and do not plan to time, the release of MNPI in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
MNPI Disclosure Timed for Compensation Value	false